SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 24, 2022 USD ($)	Jun. 25, 2022 USD ($)	Mar. 26, 2022 USD ($)	Dec. 25, 2021 USD ($)	Sep. 25, 2021 USD ($)	Jun. 26, 2021 USD ($)	Mar. 27, 2021 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)
Revenue Recognition.
Number of primary segments the Company operates | segment									3
Net sales	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 9,626,739	$ 8,636,134	$ 5,153,998
Change % in net sales									11.50%	67.60%
Point in Time Revenue
Revenue Recognition.
Net sales									$ 9,442,794	$ 8,512,012	5,025,895
Change % in net sales									10.90%	69.40%
Over Time Revenue
Revenue Recognition.
Net sales									$ 183,945	$ 124,122	$ 128,103
Change % in net sales									48.20%	(3.10%)
Minimum
Revenue Recognition.
Number of months to complete contract projects	6 months								6 months
Maximum
Revenue Recognition.
Number of months to complete contract projects	18 months								18 months